Related Parties - Summary of Other Income/(Expenses) (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Other income, net - related parties	$ 29
Howco Metals Management Pte. Ltd.
Disclosure of transactions between related parties [line items]
Other income, net - related parties	38
Sumitomo Corporation
Disclosure of transactions between related parties [line items]
Other income, net - related parties	$ (9)